Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
Number and Weighted Average Exercise Prices of, and Movements in, Outstanding Stock Options on a Per-common-share Basis
i.	Movements during the years ended December 31, 2016, 2017 and 2018

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, outstanding stock options on a per-common-share basis during the year:

	2016
	Common Stock Options		Class A Stock Options
	Number (shares)	WAEP (yen per share)	Number (shares)	WAEP (yen per share)
Outstanding at January 1	9,848,000	827	15,836,500	558
Granted during the year	—	—	—	—
Forfeited during the year	(239,500)	1,137	—	—
Exercised during the year(1)	(2,533,500)	691	—	—
Expired during the year	—	—	—	—
Conversion of Class A Stock Options to Common Stock Options	15,836,500	558	(15,836,500)	558

Outstanding at December 31	22,911,500	653	—	—

Exercisable at December 31	17,321,500	438	—	—

	2017
	Common Stock Options
	Number (shares)	WAEP (yen per share)
Outstanding at January 1	22,911,500	653
Granted during the year	2,386,000	4,206
Forfeited during the year	(7,000)	1,320
Exercised during the year (1)	(19,713,500)	583
Expired during the year	—	—

Outstanding at December 31	5,577,000	2,421

Exercisable at December 31	3,191,000	1,086

	2018
	Common Stock Options
	Number (shares)	WAEP (yen per share)
Outstanding at January 1	5,577,000	2,421
Granted during the year	—	—
Forfeited during the year(1)	(983,200)	4,178
Exercised during the year(2)	(855,500)	1,171
Expired during the year	—	—

Outstanding at December 31	3,738,300	2,245

Exercisable at December 31	2,701,400	1,492

(1)	For the year ended December 31, 2018, the number of forfeited stock options include 763,300 shares of revocation due to waiver of rights.
(2)	The weighted average share price at the date of exercise of these options during the years ended December 31, 2017 and 2018 were 4,580 yen and 4,245 yen, respectively.

Summary of Exercise Price and Number for Shares of Options Outstanding
ii.	The exercise price and the number of shares for options outstanding as of December 31, 2016, 2017 and 2018 are as follows:

		Number (Shares)
Grant dates	Exercise price (yen)	December 31, 2016	December 31, 2017	December 31, 2018
December 18, 2012	344	14,000,000	—	—
December 17, 2013	344	1,654,000	763,500	544,500
February 8, 2014	1,320	1,135,000	818,000	649,000
August 9, 2014	1,320	311,000	218,000	148,500
November 1, 2014	1,320	221,500	145,000	122,500
February 4, 2015	1,320	5,590,000	1,246,500	891,500
July 18, 2017	4,206	—	2,386,000	1,382,300

Inputs to Models Used for Deriving Fair Value of Stock Options Granted
iv.	The following tables list the inputs to the models used for deriving the fair value of the stock options granted for the years ended December 31, 2016, 2017 and 2018.

Grant dates
July 18, 2017
Dividend yield	0.0%
Expected volatility	44.9-45.7%
Risk-free interest rate	(0.04)-0.00%
Expected life of stock options (years)	5.5-7
Exercise price (yen)	4,206
Fair value per common share at the grant date (yen)	3,840
Model used	Black-Scholes

Expenses Recognized in Connection with Share-Based Payments
v.	The expenses recognized in connection with share-based payments during the years ended December 31, 2016, 2017 and 2018 are shown in the following table:

	(In millions of yen)

	2016	2017	2018
Total expenses arising from equity-settled share-based payment transactions	9,519	1,602	559

E S O P equity settled [member]
Statement [Line Items]
Expenses Recognized in Connection with Share-Based Payments
iv.	The expenses recognized in connection with share-based payments during the years ended December 31, 2016, 2017 and 2018 are shown in the following table:

	(In millions of yen)
	2016	2017	2018
Total expenses arising from equity-settled share-based payment transactions	—	279	827

Number and Weighted Average Exercise Prices of, and Movements in, Outstanding Stock Other Options on a Per-common-share Basis

The following table illustrates the movements in outstanding points during the years ended December 31, 2017 and 2018:

	J-ESOP (Equity-settled)
	Number of points(1)
	2017	2018
Outstanding at January 1	—	251,302
Granted during the year	262,069	287,079
Forfeited during the year	(10,767)	(35,091)
Exercised during the year	—	(57,889)
Expired during the year	—	—

Outstanding at December 31	251,302	445,401

Exercisable at December 31	—	5,275

(1)	One point is equal to one share.

E S O P cash settled [member]
Statement [Line Items]
Expenses Recognized in Connection with Share-Based Payments

	(In millions of yen)
	2016	2017	2018
Total expenses arising from cash-settled share-based payment transactions	—	805	1,142

Number and Weighted Average Exercise Prices of, and Movements in, Outstanding Stock Other Options on a Per-common-share Basis

The following table illustrates the movements in outstanding points during the years ended December 31, 2017 and 2018:

	J-ESOP (Cash-settled)
	Number of points(1)
	2017	2018
Outstanding at January 1	—	533,502
Granted during the year	567,056	602,393
Forfeited during the year	(33,554)	(101,430)
Exercised during the year	—	(143,841)
Expired during the year	—	—

Outstanding at December 31	533,502	890,624

Exercisable at December 31,	—	2,373

(1)	One point is equal to one share.